SMA Relationship Trust – Series T

Prospectus Supplement

December 24, 2008

Dear Investor:

The purpose of this supplement is to update the Prospectus of series of the SMA Relationship Trust dated April 29, 2008.

1.	Effective October 28, 2008, Michael Dow replaced John A. Penicook as portfolio manager for SMA Relationship Trust Series T. The following replaces in its entirety the first two paragraphs contained on page 44 in the Prospectus section entitled “Management” sub-heading “Portfolio management-Series T:”

Michael Dow is the lead portfolio manager for the Fund. The Advisor’s investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. Mr. Dow has access to certain members of the Fixed-Income investment management team, each of whom is allocated a specified portion of the portfolio over which he or she has independent responsibility for research, security selection, and portfolio construction. The team members also have access to additional portfolio managers and analysts within the various asset classes and markets in which the Fund invests. Mr. Dow, as lead portfolio manager and coordinator for management of the Fund, has responsibility for allocating the portfolio among the various managers and analysts, occasionally implementing trades on behalf of analysts on the team and reviewing the compliance with its stated investment objectives and strategies. Information about Mr. Dow is provided below.

Michael Dow is the Head of US Long Duration at UBS Global Asset Management. Mr. Dow has been an Executive Director of UBS Global Asset Management and portfolio manager of the Fund since 2008.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION WITH YOUR PROSPECTUS DATED APRIL 29, 2008.

SMA Relationship Trust – Series A

Statement of Additional Information Supplement

December 24, 2008

Dear Investor:

The purpose of this supplement is to update the Statement of Additional Information of Series A dated April 29, 2008.

Effective January 1, 2009, John J. Murphy and Abbie J. Smith will serve as noninterested Trustees.

1. The following is added to the table on pages 30 and 31 of the SAI under the heading, “Organization of the Trust; trustees and officers; principal holders and management ownership of securities,” and the sub-heading, “Independent trustees”:

Name, address and age	Position(s) held with Trust	Term of office(1) and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee

John J. Murphy(2); 64 268 Main Street P.O. Box 718 Gladstone, NJ 07934	Trustee	Since 2009	Mr. Murphy is the President of Murphy Capital Management (investment advice) (since 1983).	Mr. Murphy is a director or trustee of three investment companies (consisting of 55 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Murphy is a director of Nicholas
Applegate funds (13 portfolios); a
director of Legg Mason Equity Funds
(47 portfolios) (since 2007); and a
trustee of Consulting Group Capital
Markets funds (11 portfolios).

Abbie J. Smith(2); 55 The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637	Trustee	Since 2009	Ms. Smith is a Boris and Irene
Stern Professor of Accounting
in The University of Chicago
Booth School of Business
(since 1980). In addition, Ms.
Smith is the co-founding
partner of Fundamental
Investment Advisors (hedge
fund) (since 2008). Formerly,
Ms. Smith was a Marvin
Bower Fellow at Harvard
Business School (2001–2002).	Ms. Smith is a director or trustee of three investment companies (consisting of 55 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Ms. Smith is a director of HNI
Corporation and chair of the human
resources and compensation
committee (formerly known as HON
Industries Inc.) (office furniture) (since
2000) and a director and chair of the
audit committee of Ryder System Inc.
(transportation, logistics and supply-
chain management) (since 2003). In
addition, Ms. Smith is a
trustee/director (since 2000) and a
member of the audit committee
(since 2000) and portfolio
performance committee (since 2002)
of the Dimensional Funds complex
(96 portfolios).

(1)	Each Trustee holds office for an indefinite term.

(2)	As of January 1, 2009, each Trustee is also an Independent Trustee of UBS Supplementary Trust and UBS Private Portfolios Trust, which are both investment vehicles advised by UBS Global AM and are excluded from registration under the 1940 Act in reliance on the exemptions afforded by Section 3(c)(7) of the 1940 Act. During the period from April 29, 2008 through January 1, 2009, each Trustee, other than Mr. Murphy and Ms. Smith, was also an Independent Trustee of UBS Supplementary Trust and UBS Private Portfolios Trust, which are both investment vehicles advised by UBS Global AM and are excluded from registration under the 1940 Act in reliance on the exemptions afforded by Section 3(c)(7) of the 1940 Act.

2. The following is added to the table on page 37 of the SAI under the heading, “Organization of the Trust; trustees and officers; principal holders and management ownership of securities,” and the sub-heading, “Information about trustee ownership of Fund shares”:

Independent trustee	Dollar range of equity securities in trust†	Aggregate dollar range of equity securities in all registered investment companies overseen by trustee for which UBS Global AM or an affiliate serves as investment advisor, sub-advisor or manager†

John J. Murphy	None	None

Abbie J. Smith	None	None

† Information regarding ownership is as of December 31, 2007 for each Trustee except Mr. Murphy and Ms. Smith. Information regarding ownership is as of January 1, 2009 for Mr. Murphy and Ms. Smith.

Note regarding ranges: In disclosing the dollar range of equity securities beneficially owned by a Trustee in these columns, the following ranges will be used: (i) none; (ii) $1-$10,000; (iii) $10,001-$50,000; (iv) $50,001-$100,000; or (v) over $100,000.

3. The following is added to the paragraph on page 37 of the SAI under the heading, “Organization of the Trust; trustees and officers; principal holders and management ownership of securities,” and the sub-heading, “Information about independent trustee ownership of securities issued by UBS Global AM (US) or any company controlling, controlled by or under common control with UBS Global AM (US)”:

As of January 1, 2009, John J. Murphy and Abbie J. Smith did not own any securities issued by UBS Global AM (US) or any company controlling, controlled by or under common control with UBS Global AM (US).

4. The following is added to the table on page 37 of the SAI under the heading, “Organization of the Trust; trustees and officers; principal holders and management ownership of securities,” and the sub-heading, “Compensation table”:

Name and position held	Annual aggregate compensation from UBS Global AM on behalf of the trust(1)	Pension or retirement benefits accrued as part of fund expenses	Total compensation from the trust and fund complex paid to trustees(2)

John J. Murphy,
Trustee*	$0	N/A	$0

Abbie J. Smith,
Trustee*	$0	N/A	$0

(1) Represents aggregate annual compensation paid by UBS Global AM on behalf of the Trust to each Trustee indicated for the fiscal year ended December 31, 2007.

(2) This amount represents the aggregate amount of compensation paid to the Trustees for service on the Board of Directors/Trustees of four registered investment companies (three registered investment companies with regard to Mr. Auch) managed by UBS Global AM or an affiliate for the fiscal year ended December 31, 2007.

* Mr. Murphy and Ms. Smith did not serve as Trustees for the Trust or other investment companies managed by UBS Global AM or an affiliate for the fiscal year ended December 31, 2007.

5. In addition, the following replaces the biographical information pertaining to J. Mikesell Thomas in the table on page 31 of the SAI under the heading, “Organization of the Trust; trustees and officers; principal holders and management ownership of securities,” and the sub-heading, “Independent trustees”:

Name, address and age	Position(s) held with Trust	Term of office(1) and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee

J. Mikesell Thomas(2); 57 1353 Astor Place Chicago, IL 60610	Trustee	Since 2004	Mr. Thomas is a principal with the
investment firm Castle Creek Capital (since
July 2008), President and CEO of First
Chicago Bancorp (since November 2008)
and CEO of First Chicago Bank of Trust
(since November 2008). He is the former
President and CEO of Federal Home Loan
Bank of Chicago ( 2004 to March 2008).
Mr. Thomas was an independent financial
			advisor (2001 to 2004).	Mr. Thomas is a director or trustee of four investment companies (consisting of 56 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub- advisor or manager.	Mr. Thomas is a director and chairman of the Audit Committee for Evanston Northwestern Healthcare.

(1)	Each Trustee holds office for an indefinite term.

(2)	As of January 1, 2009, each Trustee is also an Independent Trustee of UBS Supplementary Trust and UBS Private Portfolios Trust, which are both investment vehicles advised by UBS Global AM and are excluded from registration under the 1940 Act in reliance on the exemptions afforded by Section 3(c)(7) of the 1940 Act. During the period from April 29, 2008 through January 1, 2009, each Trustee, other than Mr. Murphy and Ms. Smith, was also an Independent Trustee of UBS Supplementary Trust and UBS Private Portfolios Trust, which are both investment vehicles advised by UBS Global AM and are excluded from registration under the

1940 Act in reliance on the exemptions afforded by Section 3(c)(7) of the 1940 Act.

PLEASE BE SURE TO RETAIN THIS SUPPLEMENT WITH YOUR STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 29, 2008.

SMA Relationship Trust – Series M

Statement of Additional Information Supplement

December 24, 2008

Dear Investor:

The purpose of this supplement is to update the Statement of Additional Information of Series M dated April 29, 2008.

Effective January 1, 2009, John J. Murphy and Abbie J. Smith will serve as noninterested Trustees.

1. The following is added to the table on pages 18 and 19 of the SAI under the heading, “Organization of the Trust; trustees and officers; principal holders and management ownership of securities,” and the sub-heading, “Independent trustees”:

Name, address and age	Position(s) held with Trust	Term of office(1) and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee

John J. Murphy(2); 64 268 Main Street P.O. Box 718 Gladstone, NJ 07934	Trustee	Since 2009	Mr. Murphy is the President of Murphy Capital Management (investment advice) (since 1983).	Mr. Murphy is a director or trustee of three investment companies (consisting of 55 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Murphy is a director of Nicholas
Applegate funds (13 portfolios); a
director of Legg Mason Equity Funds
(47 portfolios) (since 2007); and a
trustee of Consulting Group Capital
Markets funds (11 portfolios).

Abbie J. Smith(2); 55 The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637	Trustee	Since 2009	Ms. Smith is a Boris and Irene
Stern Professor of Accounting
in The University of Chicago
Booth School of Business
(since 1980). In addition, Ms.
Smith is the co-founding
partner of Fundamental
Investment Advisors (hedge
fund) (since 2008). Formerly,
Ms. Smith was a Marvin
Bower Fellow at Harvard
Business School (2001–2002).	Ms. Smith is a director or trustee of three investment companies (consisting of 55 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Ms. Smith is a director of HNI
Corporation and chair of the human
resources and compensation
committee (formerly known as HON
Industries Inc.) (office furniture) (since
2000) and a director and chair of the
audit committee of Ryder System Inc.
(transportation, logistics and supply-
chain management) (since 2003). In
addition, Ms. Smith is a
trustee/director (since 2000) and a
member of the audit committee
(since 2000) and portfolio
performance committee (since 2002)
of the Dimensional Funds complex (96 portfolios).

(1)	Each Trustee holds office for an indefinite term.

(2)	As of January 1, 2009, each Trustee is also an Independent Trustee of UBS Supplementary Trust and UBS Private Portfolios Trust, which are both investment vehicles advised by UBS Global AM and are excluded from registration under the 1940 Act in reliance on the exemptions afforded by Section 3(c)(7) of the 1940 Act. During the period from April 29, 2008 through January 1, 2009, each Trustee, other than Mr. Murphy and Ms. Smith, was also an Independent Trustee of UBS Supplementary Trust and UBS Private Portfolios Trust, which are both investment vehicles advised by UBS Global AM and are excluded from registration under the 1940 Act in reliance on the exemptions afforded by Section 3(c)(7) of the 1940 Act.

2. The following is added to the table on page 25 of the SAI under the heading, “Organization of the Trust; trustees and officers; principal holders and management ownership of securities,” and the sub-heading, “Information about trustee ownership of Fund shares”:

Independent trustee	Dollar range of equity securities in trust†	Aggregate dollar range of equity securities in all registered investment companies overseen by trustee for which UBS Global AM or an affiliate serves as investment advisor, sub-advisor or manager†

John J. Murphy	None	None

Abbie J. Smith	None	None

† Information regarding ownership is as of December 31, 2007 for each Trustee except Mr. Murphy and Ms. Smith. Information regarding ownership is as of January 1, 2009 for Mr. Murphy and Ms. Smith.

Note regarding ranges: In disclosing the dollar range of equity securities beneficially owned by a Trustee in these columns, the following ranges will be used: (i) none; (ii) $1-$10,000; (iii) $10,001-$50,000; (iv) $50,001-$100,000; or (v) over $100,000.

3. The following is added to the paragraph on page 25 of the SAI under the heading, “Organization of the Trust; trustees and officers; principal holders and management ownership of securities,” and the sub-heading, “Information about independent trustee ownership of securities issued by UBS Global AM (US) or any company controlling, controlled by or under common control with UBS Global AM (US)”:

As of January 1, 2009, John J. Murphy and Abbie J. Smith did not own any securities issued by UBS Global AM (US) or any company controlling, controlled by or under common control with UBS Global AM (US).

4. The following is added to the table on page 25 of the SAI under the heading, “Organization of the Trust; trustees and officers; principal holders and management ownership of securities,” and the sub-heading, “Compensation table”:

Name and position held	Annual aggregate compensation from UBS Global AM on behalf of the trust(1)	Pension or retirement benefits accrued as part of fund expenses	Total compensation from the trust and fund complex paid to trustees(2)

John J. Murphy,
Trustee*	$0	N/A	$0

Abbie J. Smith,
Trustee*	$0	N/A	$0

(1) Represents aggregate annual compensation paid by UBS Global AM on behalf of the Trust to each Trustee indicated for the fiscal year ended December 31, 2007.

(2) This amount represents the aggregate amount of compensation paid to the Trustees for service on the Board of Directors/Trustees of four registered investment companies (three registered investment companies with regard to Mr. Auch) managed by UBS Global AM or an affiliate for the fiscal year ended December 31, 2007.

* Mr. Murphy and Ms. Smith did not serve as Trustees for the Trust or other investment companies managed by UBS Global AM or an affiliate for the fiscal year ended December 31, 2007.

5. In addition, the following replaces the biographical information pertaining to J.

Mikesell Thomas in the table on page 19 of the SAI under the heading, “Organization of the Trust; trustees and officers; principal holders and management ownership of securities,” and the sub-heading, “Independent trustees”:

Name, address and age	Position(s) held with Trust	Term of office(1) and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee

J. Mikesell Thomas(2); 57 1353 Astor Place Chicago, IL 60610	Trustee	Since 2004	Mr. Thomas is a principal with the
investment firm Castle Creek Capital (since
July 2008), President and CEO of First
Chicago Bancorp (since November 2008)
and CEO of First Chicago Bank of Trust
(since November 2008). He is the former
President and CEO of Federal Home Loan
Bank of Chicago ( 2004 to March 2008).
Mr. Thomas was an independent financial
			advisor (2001 to 2004).	Mr. Thomas is a director or trustee of four investment companies (consisting of 56 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub- advisor or manager.	Mr. Thomas is a director and chairman of the Audit Committee for Evanston Northwestern Healthcare.

(1)	Each Trustee holds office for an indefinite term.

(2)	As of January 1, 2009, each Trustee is also an Independent Trustee of UBS Supplementary Trust and UBS Private Portfolios Trust, which are both investment vehicles advised by UBS Global AM and are excluded from registration under the 1940 Act in reliance on the exemptions afforded by Section 3(c)(7) of the 1940 Act. During the period from April 29, 2008 through January 1, 2009, each Trustee, other than Mr. Murphy and Ms. Smith, was also an Independent Trustee of UBS Supplementary Trust and UBS Private Portfolios Trust, which are both investment vehicles advised by UBS Global AM and are excluded from registration under the

1940 Act in reliance on the exemptions afforded by Section 3(c)(7) of the 1940 Act.

PLEASE BE SURE TO RETAIN THIS SUPPLEMENT WITH YOUR STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 29, 2008.

SMA Relationship Trust – Series T

Statement of Additional Information Supplement

December 24, 2008

Dear Investor:

The purpose of this supplement is to update the Statement of Additional Information of Series T dated April 29, 2008.

1. Effective January 1, 2009, John J. Murphy and Abbie J. Smith will serve as noninterested Trustees.

A. The following is added to the table on pages 20 and 21 of the SAI under the heading, “Organization of the Trust; trustees and officers; principal holders and management ownership of securities,” and the sub-heading, “Independent trustees”:

Name, address and age	Position(s) held with Trust	Term of office(1) and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee

John J. Murphy(2); 64 268 Main Street P.O. Box 718 Gladstone, NJ 07934	Trustee	Since 2009	Mr. Murphy is the President of Murphy Capital Management (investment advice) (since 1983).	Mr. Murphy is a director or trustee of three investment companies (consisting of 55 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Murphy is a director of Nicholas
Applegate funds (13 portfolios); a
director of Legg Mason Equity Funds
(47 portfolios) (since 2007); and a
trustee of Consulting Group Capital
Markets funds (11 portfolios).

Abbie J. Smith(2); 55 The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637	Trustee	Since 2009	Ms. Smith is a Boris and Irene
Stern Professor of Accounting
in The University of Chicago
Booth School of Business
(since 1980). In addition, Ms.
Smith is the co-founding
partner of Fundamental
Investment Advisors (hedge
fund) (since 2008). Formerly,
Ms. Smith was a Marvin
Bower Fellow at Harvard
Business School (2001–2002).	Ms. Smith is a director or trustee of three investment companies (consisting of 55 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Ms. Smith is a director of HNI
Corporation and chair of the human
resources and compensation
committee (formerly known as HON
Industries Inc.) (office furniture) (since
2000) and a director and chair of the
audit committee of Ryder System Inc.
(transportation, logistics and supply-
chain management) (since 2003). In
addition, Ms. Smith is a
trustee/director (since 2000) and a
member of the audit committee
(since 2000) and portfolio
performance committee (since 2002)
of the Dimensional Funds complex
(96 portfolios).

(1)	Each Trustee holds office for an indefinite term.

(2)	As of January 1, 2009, each Trustee is also an Independent Trustee of UBS Supplementary Trust and UBS Private Portfolios Trust, which are both investment vehicles advised by UBS Global AM and are excluded from registration under the 1940 Act in reliance on the exemptions afforded by Section 3(c)(7) of the 1940 Act. During the period from April 29, 2008 through January 1, 2009, each Trustee, other than Mr. Murphy and Ms. Smith, was also an Independent Trustee of UBS Supplementary Trust and UBS Private Portfolios Trust, which are both investment vehicles advised by UBS Global AM and are excluded from registration under the 1940 Act in reliance on the exemptions afforded by Section 3(c)(7) of the 1940 Act.

B. The following is added to the table on page 27 of the SAI under the heading, “Organization of the Trust; trustees and officers; principal holders and management ownership of securities,” and the sub-heading, “Information about trustee ownership of Fund shares”:

Independent trustee	Dollar range of equity securities in trust†	Aggregate dollar range of equity securities in all registered investment companies overseen by trustee for which UBS Global AM or an affiliate serves as investment advisor, sub-advisor or manager†

John J. Murphy	None	None

Abbie J. Smith	None	None

† Information regarding ownership is as of December 31, 2007 for each Trustee except Mr. Murphy and Ms.Smith. Information regarding ownership is as of January 1, 2009 for Mr. Murphy and Ms. Smith.

Note regarding ranges: In disclosing the dollar range of equity securities beneficially owned by a Trustee in these columns, the following ranges will be used: (i) none; (ii) $1-$10,000; (iii) $10,001-$50,000; (iv) $50,001-$100,000; or (v) over $100,000.

C. The following is added to the paragraph on page 27 of the SAI under the heading, “Organization of the Trust; trustees and officers; principal holders and management ownership of securities,” and the sub-heading, “Information about independent trustee ownership of securities issued by UBS Global AM (US) or any company controlling, controlled by or under common control with UBS Global AM (US)”:

As of January 1, 2009, John J. Murphy and Abbie J. Smith did not own any securities issued by UBS Global AM (US) or any company controlling, controlled by or under common control with UBS Global AM (US).

D. The following is added to the table on page 27 of the SAI under the heading, “Organization of the Trust; trustees and officers; principal holders and management ownership of securities,” and the sub-heading, “Compensation table”:

Name and position held	Annual aggregate compensation from UBS Global AM on behalf of the trust(1)	Pension or retirement benefits accrued as part of fund expenses	Total compensation from the trust and fund complex paid to trustees(2)

John J. Murphy,
Trustee*	$0	N/A	$0

Abbie J. Smith,
Trustee*	$0	N/A	$0

(1) Represents aggregate annual compensation paid by UBS Global AM on behalf of the Trust to each Trustee indicated for the fiscal year ended December 31, 2007.

(2) This amount represents the aggregate amount of compensation paid to the Trustees for service on the Board of Directors/Trustees of four registered investment companies (three registered investment companies with regard to Mr. Auch) managed by UBS Global AM or an affiliate for the fiscal year ended December 31, 2007.

* Mr. Murphy and Ms. Smith did not serve as Trustees for the Trust or other investment companies managed by UBS Global AM or an affiliate for the fiscal year ended December 31, 2007.

2. In addition, the following replaces the biographical information pertaining to J. Mikesell Thomas in the table on page 21 of the SAI under the heading, “Organization of the Trust; trustees and officers; principal holders and management ownership of securities,” and the sub-heading, “Independent trustees”:

Name, address and age	Position(s) held with Trust	Term of office(1) and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee

J. Mikesell Thomas(2); 57 1353 Astor Place Chicago, IL 60610	Trustee	Since 2004	Mr. Thomas is a principal with the
investment firm Castle Creek Capital (since
July 2008), President and CEO of First
Chicago Bancorp (since November 2008)
and CEO of First Chicago Bank of Trust
(since November 2008). He is the former
President and CEO of Federal Home Loan
Bank of Chicago ( 2004 to March 2008).
Mr. Thomas was an independent financial
			advisor (2001 to 2004).	Mr. Thomas is a director or trustee of four investment companies (consisting of 56 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub- advisor or manager.	Mr. Thomas is a director and chairman of the Audit Committee for Evanston Northwestern Healthcare.

(1)	Each Trustee holds office for an indefinite term.

(2)	As of January 1, 2009, each Trustee is also an Independent Trustee of UBS Supplementary Trust and UBS Private Portfolios Trust, which are both investment vehicles advised by UBS Global AM and are excluded from registration under the 1940 Act in reliance on the exemptions afforded by Section 3(c)(7) of the 1940 Act. During the period from April 29, 2008 through January 1, 2009, each Trustee, other than Mr. Murphy and Ms. Smith, was also an Independent Trustee of UBS Supplementary Trust and UBS Private Portfolios Trust,

which are both investment vehicles advised by UBS Global AM and are excluded from registration under the 1940 Act in reliance on the exemptions afforded by Section 3(c)(7) of the 1940 Act.

3. Effective October 28, 2008, Michael Dow replaced John A. Penicook as portfolio manager for SMA Relationship Trust Series T. On page 30 of the SAI, the information presented with respect to John A. Penicook in the table under the heading “Portfolio manager” is replaced in its entirety by the following:

Portfolio manager	Registered investment companies		Other pooled investment vehicles		Other accounts

	Assets Managed (in Number millions)		Assets managed (in Number millions)		Assets managed (in Number millions)

Michael Dow	7	$1,561	15	$970^	34	$16,224^

^ This number includes assets managed for vehicles/accounts that are invested in other affiliated vehicles/accounts.

In addition, all references to John A. Penicook in the SAI are hereby replaced with references to Michael Dow.

PLEASE BE SURE TO RETAIN THIS SUPPLEMENT WITH YOUR STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 29, 2008.